Common Stock (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock [Abstract]
Common stock vote	one vote per share	one vote per share
Convertible preferred stock vote	one vote per share	one vote per share